VELA Small Cap Fund
Schedule of Investments
June 30, 2022 - (Unaudited)
Common Stocks — 92.40% Shares Fair Value
Consumer Discretionary — 12.59%
Graham Holdings Co., Class B 2,026 $ 1,148,418
Green Brick Partners, Inc.
(a)
15,200 297,464
Hanesbrands, Inc. 100,385 1,032,962
Liberty Media Corp. - Liberty Braves -
Series C
(a)
44,051 1,057,224
Malibu Boats, Inc., Class A
(a)
24,185 1,274,792
Papa John's International, Inc. 8,643 721,863
Polaris Industries, Inc.
(b)
6,522 647,504
Vail Resorts, Inc. 3,122 680,752
Wendy's Co. (The) 23,497 443,623
7,304,602
Consumer Staples — 6.34%
Flowers Foods, Inc. 27,204 716,009
MGP Ingredients, Inc.
(b)
12,469 1,248,023
Ollie's Bargain Outlet Holdings, Inc.
(a)
14,175 832,781
Performance Food Group Co.
(a)(b)
19,196 882,632
3,679,445
Energy — 12.48%
Civitas Resources, Inc.
(b)
23,752 1,241,992
Coterra Energy, Inc.
(b)
21,875 564,156
Devon Energy Corp.
(b)
9,545 526,025
PDC Energy, Inc.
(b)
27,318 1,683,062
Range Resources Corp.
(a)(b)
70,645 1,748,464
Texas Pacific Land Corp. 992 1,476,116
7,239,815
Financials — 19.27%
1st Source Corp. 20,904 949,042
Assured Guaranty Ltd. 18,390 1,025,978
Axis Capital Holdings Ltd. 29,439 1,680,673
Bank OZK 36,356 1,364,441
BOK Financial Corp. 15,535 1,174,135
Community Trust Bancorp, Inc. 12,372 500,324
Cullen/Frost Bankers, Inc. 7,636 889,212
Houlihan Lokey, Inc. 7,815 616,838
Live Oak Bancshares, Inc. 26,641 902,863
UMB Financial Corp. 14,123 1,215,990
Washington Trust Bancorp, Inc. 17,705 856,391
11,175,887
Health Care — 8.02%
Encompass Health Corp. 11,689 655,168
Envista Holdings Corp.
(a)
41,392 1,595,247
LivaNova PLC
(a)(b)
10,944 683,672
National Healthcare Corp. 17,801 1,244,290
SI-BONE, Inc.
(a)
36,008 475,306
4,653,683

VELA Small Cap Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Common Stocks — 92.40% - continued Shares Fair Value
Industrials — 21.26%
Alaska Air Group, Inc.
(a)
11,891 $ 476,235
Applied Industrial Technologies, Inc. 17,942 1,725,482
BWX Technologies, Inc. 27,776 1,530,180
Copa Holdings, S.A., Class A
(a)
7,856 497,835
Greenbrier Companies, Inc. (The) 47,641 1,714,600
Hub Group, Inc., Class A
(a)
32,373 2,296,540
Huntington Ingalls Industries, Inc. 3,556 774,568
Kirby Corp.
(a)
45,815 2,787,384
XPO Logistics, Inc.
(a)
10,963 527,978
12,330,802
Materials — 4.51%
Ashland Global Holdings, Inc. 19,292 1,988,040
RPM International, Inc. 7,994 629,288
2,617,328
Technology — 4.84%
Euronet Worldwide, Inc.
(a)
5,306 533,731
JFrog Ltd.
(a)(b)
32,129 676,958
Nutanix, Inc., Class A
(a)(b)
19,421 284,129
Verint Systems, Inc.
(a)
21,356 904,426
Western Union Co. (The) 24,634 405,722
2,804,966
Utilities — 3.09%
NorthWestern Corp. 14,169 834,979
Southwest Gas Holdings, Inc. 10,984 956,487
1,791,466
TOTAL  COMMON STOCKS
  (Cost $50,709,254) 53,597,994
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 0.20%
Energy Select Sector SPDR Fund 275 $ 1,966,525 $ 70.00
September
2022 118,250
TOTAL PUT OPTIONS PURCHASED
    (Cost $ 91,106) 118,250
Money Market Funds - 8.45% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
1.37%
(c)
4,904,283 4,904,283
TOTAL MONEY MARKET FUNDS
    (Cost $4,904,283) 4,904,283
Total Investments — 101.05%
    (Cost $55,704,643) 58,620,527

VELA Small Cap Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Liabilities in Excess of Other Assets  —  (1.06)% $ (612,407)
Net Assets — 100.00% $ 58,008,120
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options.
(c) Rate disclosed is the seven day effective yield as of June 30, 2022.

VELA Small Cap Fund
Schedule of Open Written Option Contracts
June 30, 2022 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.55)%
Civitas Resources, Inc. (155) $ (810,495) $ 85.00
December
2022 $ (24,025)
Coterra Energy, Inc. (130) (335,270) 34.50 January 2023 (16,575)
Devon Energy Corp. (65) (358,215) 75.00 January 2023 (21,288)
JFrog Ltd. (232) (488,824) 30.00
December
2022 (26,680)
LivaNova PLC (65) (406,055) 100.00
October
2022 (25,025)
MGP Ingredients, Inc. (94) (940,846) 100.00
September
2022 (79,430)
Nutanix, Inc. (115) (168,245) 22.50 January 2023 (8,050)
PDC Energy, Inc. (60) (369,660) 84.50
December
2022 (26,700)
PDC Energy, Inc. (150) (924,150) 95.00
December
2022 (42,374)
Performance Food Group Co. (155) (712,690) 60.00
December
2022 (27,125)
Polaris Industries, Inc. (55) (546,040) 125.00
September
2022 (7,288)
Range Resources Corp. (200) (495,000) 45.00 January 2023 (19,500)
Total Written Call Options (Premiums Received $653,949) $ (324,060)
Total Written Options (Premiums Received $653,949) $ (324,060)

VELA Large Cap Plus Fund
Schedule of Investments
June 30, 2022 - (Unaudited)
Common Stocks — 99.89% Shares Fair Value
Communications — 5.74%
Alphabet, Inc., Class A
(a) (b)
380 $ 828,118
Meta Platforms, Inc., Class A
(a) (b)(c)
1,630 262,838
T-Mobile US, Inc.
(a) (b)
4,267 574,082
1,665,038
Consumer Discretionary — 9.23%
Aptiv PLC
(a)
3,049 271,575
Home Depot, Inc. (The)
(b)
1,539 422,102
Live Nation Entertainment, Inc.
(a)
3,813 314,877
NVR, Inc.
(a) (b)
77 308,318
O'Reilly Automotive, Inc.
(a) (b)
680 429,597
Polaris Industries, Inc. 1,911 189,724
Starbucks Corp.
(b)
3,792 289,671
TJX Cos., Inc. (The)
(b)
8,052 449,703
2,675,567
Consumer Staples — 6.48%
Dollar General Corp.
(b)
2,121 520,578
Kraft Heinz Co. (The)
(b)
13,433 512,336
PepsiCo, Inc.
(b)
3,331 555,144
Tyson Foods, Inc., Class A
(c)
3,402 292,776
1,880,834
Energy — 9.55%
Baker Hughes Co.
(b)(c)
27,292 787,920
Energy Transfer LP 27,866 278,103
EQT Corp.
(c)
16,105 554,012
Pioneer Natural Resources Co.
(c)
2,205 491,891
Suncor Energy, Inc.
(c)
18,756 657,773
2,769,699
Financials — 15.77%
American International Group, Inc.
(c)
12,265 627,110
Arch Capital Group Ltd.
(a) (b)
12,759 580,407
Bank of America Corp. 15,967 497,053
Berkshire Hathaway, Inc., Class B
(a) (b)
3,773 1,030,105
Goldman Sachs Group, Inc. (The)
(b)(c)
1,544 458,599
MetLife, Inc. 9,260 581,435
SVB Financial Group
(a)
728 287,553
Wells Fargo & Co. 13,070 511,951
4,574,213
Health Care — 18.81%
Abbott Laboratories
(b)
3,719 404,069
AbbVie, Inc.
(b)(c)
4,907 751,555
Alnylam Pharmaceuticals, Inc.
(a)(c)
2,975 433,904
AstraZeneca PLC - ADR
(b)
6,682 441,480
Boston Scientific Corp.
(a) (b)
11,188 416,977
Encompass Health Corp. 6,623 371,219
Horizon Therapeutics PLC
(a)
5,553 442,907

VELA Large Cap Plus Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Common Stocks — 99.89% - continued Shares Fair Value
Health Care — 18.81% - continued
Humana, Inc.
(b)
1,557 $ 728,785
Jazz Pharmaceuticals PLC
(a)
1,567 244,468
Lantheus Holdings, Inc.
(a)
2,342 154,642
Medtronic PLC
(b)
4,381 393,195
Vertex Pharmaceuticals, Inc.
(a) (b)
2,383 671,506
5,454,707
Industrials — 8.17%
CSX Corp.
(b)
10,455 303,822
Deere & Co. 748 224,004
FedEx Corp.
(c)
2,147 486,745
JB Hunt Transport Services, Inc. 2,676 421,390
Johnson Controls International PLC
(b)
8,485 406,262
Northrop Grumman Corp.
(b)
1,110 531,213
2,373,436
Materials — 2.83%
Avery Dennison Corp.
(b)
1,544 249,927
Linde PLC 1,356 389,891
Teck Resources Ltd., Class B
(c)
5,933 181,372
821,190
Technology — 19.71%
Apple, Inc. 7,900 1,080,088
Cognizant Technology Solutions Corp.,
Class A 2,597 175,272
Microchip Technology, Inc. 4,527 262,928
Microsoft Corp.
(b)
4,609 1,183,730
Nutanix, Inc., Class A
(a)(c)
10,291 150,557
NVIDIA Corp. 3,041 460,986
S&P Global, Inc. 967 325,937
salesforce.com, Inc.
(a)(c)
3,552 586,222
Teradyne, Inc.
(c)
3,233 289,515
Twilio, Inc., Class A
(a)
2,776 232,657
Visa, Inc., Class A
(b)
2,708 533,177
VMware, Inc., Class A
(c)
3,791 432,098
5,713,167
Utilities — 3.60%
CenterPoint Energy, Inc.
(b)
17,820 527,116
Exelon Corp.
(b)
11,425 517,781
1,044,897
TOTAL  COMMON STOCKS
  (Cost $26,021,223) 28,972,748

VELA Large Cap Plus Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 1.13%
Energy Select Sector SPDR Fund 120 $ 858,120 $ 70.00
January
2023 $ 105,000
SPDR S&P 500 ETF Trust 175 6,601,875 330.00
January
2023 220,501
TOTAL PUT OPTIONS PURCHASED
    (Cost $294,105) 325,501
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.69%
Alaska Air Group, Inc. 100 400,500 65.00
January
2023 5,000
Alibaba Group Holding Ltd. 15 170,520 105.00
October
2022 30,413
Meta Platforms Inc. 50 806,250 250.00
August
2022 2,225
PayPal Holdings, Inc. 40 279,360 110.00
January
2023 7,840
SPDR S&P 500 ETF Trust 70 2,640,750 380.00
September
2022 113,575
Tesla, Inc. 5 336,710 830.00
January
2023 39,950
TOTAL CALL OPTIONS PURCHASED
    (Cost $ 272,434) 199,003
Money Market Funds - 5.82% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
1.37%
(d)
1,688,461 1,688,461
TOTAL MONEY MARKET FUNDS
    (Cost $1,688,461) 1,688,461
Total Investments — 107.53%
    (Cost $28,276,223) 31,185,713
Liabilities in Excess of Other Assets  —  (7.55)% (2,190,394)
Net Assets — 100.00% $ 28,995,319
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on June 30, 2022, was $XXX.
(c) All or a portion of the security is held as collateral for written options.
(d) Rate disclosed is the seven day effective yield as of June 30, 2022.
ADR - American Depositary Receipt.

VELA Large Cap Plus Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
ETF - Exchange Traded Funds.

VELA Large Cap Plus Fund
Schedule of Open Written Option Contracts
June 30, 2022 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.69)%
AbbVie, Inc. (40) $ (612,640) $ 170.00 January 2023 $ (20,400)
Alnylam Pharmaceuticals, Inc. (5) (72,925) 175.00 January 2023 (12,350)
American International Group,
Inc. (100) (511,300) 70.00 January 2023 (6,500)
Baker Hughes Co. (55) (158,785) 33.00
September
2022 (5,775)
Baker Hughes Co. (60) (173,220) 40.00 January 2023 (5,550)
EQT Corp. (100) (344,000) 40.00 January 2023 (47,000)
EQT Corp. (25) (86,000) 55.00 January 2023 (4,375)
FedEx Corp. (12) (272,052) 260.00 January 2023 (14,460)
Goldman Sachs Group, Inc. (The) (10) (297,020) 390.00 January 2023 (3,190)
Nutanix, Inc. (70) (102,410) 22.50 January 2023 (4,900)
Pioneer Natural Resources Co. (10) (223,080) 280.00 January 2023 (9,350)
salesforce.com, Inc. (30) (495,120) 220.00 January 2023 (15,000)
Suncor Energy, Inc. (165) (578,655) 50.00 January 2023 (16,913)
Teck Resources Ltd. (50) (152,850) 50.00 January 2023 (4,100)
Teradyne, Inc. (25) (223,875) 120.00 January 2023 (8,250)
Twilio, Inc. (25) (209,525) 120.00
September
2022 (6,800)
Tyson Foods, Inc. (25) (215,150) 95.00 January 2023 (8,125)
VMware, Inc. (35) (398,930) 142.60 January 2023 (4,113)
Total Written Call Options (Premiums Received $318,552) $ (197,151)
Written Put Options (0.14)%
Amazon.com, Inc. (60) (637,260) 91.00 January 2023 (40,650)
Total Written Put Options (Premiums Received $38,070) $ (40,650)
Total Written Options (Premiums Received $356,622) $ (237,801)

VELA Large Cap Plus Fund
Schedule of Securities Sold Short
June 30, 2022 - (Unaudited)
Common Stocks - Short - (10.92%) Shares Fair Value
Consumer Discretionary - (2.22%)
Advance Auto Parts, Inc. (505) $ (87,410)
MercadoLibre, Inc.
(a)
(183) (116,547)
PulteGroup, Inc. (2,726) (108,031)
Tesla, Inc.
(a)(b)
(364) (245,125)
Texas Roadhouse, Inc. (1,191) (87,181)
(644,294)
Consumer Staples - (0.93%)
Clorox Co. (The) (610) (85,998)
Dollar Tree, Inc.
(a)
(600) (93,510)
Hormel Foods Corp. (1,924) (91,121)
(270,629)
Energy - (0.68%)
Schlumberger Ltd. (5,504) (196,823)
Financials - (2.18%)
BlackRock, Inc. (161) (98,055)
Capital One Financial Corp. (1,067) (111,171)
Franklin Resources, Inc. (3,129) (72,937)
Jefferies Financial Group, Inc. (3,500) (96,670)
KKR & Co. LP (2,460) (113,874)
Morgan Stanley (1,864) (141,776)
(634,483)
Health Care - (0.80%)
Illumina, Inc.
(a)
(405) (74,666)
Insulet Corp.
(a)
(430) (93,714)
Integra LifeSciences Holdings Corp.
(a)
(1,197) (64,674)
(233,054)
Industrials - (1.58%)
3M Co. (981) (126,951)
GFL Environmental, Inc. (4,884) (126,007)
Illinois Tool Works, Inc. (711) (129,580)
Rockwell Automation, Inc. (400) (79,724)
(462,262)
Materials - (1.56%)
Albemarle Corp. (400) (83,592)
Freeport-McMoRan, Inc. (2,410) (70,517)
Nucor Corp. (989) (103,261)
Steel Dynamics, Inc. (2,970) (196,466)
(453,836)
Technology - (0.97%)
Equifax, Inc. (637) (116,431)
Logitech International S.A. (1,500) (78,090)
Moody's Corp. (322) (87,574)
(282,095)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $3,725,132) (3,177,476)

VELA Large Cap Plus Fund
Schedule of Securities Sold Short (continued)
June 30, 2022 - (Unaudited)
Common Stocks - Short - (10.92%) - continued Shares Fair Value
Exchange-Traded Funds - Short - (3.03%)
iShares Russell 2000 ETF (3,064) $ (518,919)
ARK Innovation ETF (8,991) (358,561)
TOTAL EXCHANGE-TRADED FUNDS - SHORT
(Proceeds Received $876,965) (877,480)
TOTAL SECURITIES SOLD SHORT - (13.95%)
(Proceeds Received $4,602,097 ) $ (4,054,956)
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options.
ETF - Exchange Traded Funds.

VELA International Fund
Schedule of Investments
June 30, 2022 - (Unaudited)
D
Common Stocks — 90.37% Shares Fair Value
Australia — 3.01%
Consumer Staples — 1.31%
Treasury Wine Estates Ltd. 48,300 $ 378,870
Health Care — 1.70%
Ansell Ltd. 31,900 490,451
Total Australia 869,321
Austria — 3.40%
Communications — 2.46%
Telekom Austria AG
(a)
107,000 712,520
Materials — 0.94%
Wienerberger AG 12,600 271,995
Total Austria 984,515
Belgium — 1.89%
Financials — 1.89%
KBC Group NV 9,700 545,585
Total Belgium 545,585
Canada — 9.42%
Consumer Staples — 2.18%
Empire Co., Ltd., Class A 20,500 631,428
Energy — 3.21%
Suncor Energy, Inc. 26,500 929,355
Industrials — 1.62%
Finning International, Inc. 22,200 467,185
Materials — 2.41%
OceanaGold Corp.
(a)
363,000 696,515
Total Canada 2,724,483
Denmark — 2.27%
Industrials — 2.27%
FLSmidth & Co. A/S 26,500 656,544
Total Denmark 656,544
France — 5.51%
Consumer Discretionary — 1.70%
Cia Generale de Establissements
Michelin SCA 18,000 491,466
Energy — 2.86%
TotalEnergies SE 15,700 826,178

VELA International Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Common Stocks — 90.37% - continued Shares Fair Value
France — 5.51% - continued
Industrials — 0.95%
Rexel SA 17,800 $ 274,972
Total France 1,592,616
Germany — 8.71%
Consumer Discretionary — 0.95%
Fielmann AG
(a)
5,500 274,678
Health Care — 2.72%
Fresenius SE & Co. KGaA 25,900 787,453
Industrials — 1.16%
Duerr AG 14,500 336,127
Materials — 3.88%
Covestro AG 13,400 465,508
Fuchs Petrolub SE 26,700 654,431
1,119,939
Total Germany 2,518,197
Hong Kong — 8.64%
Consumer Staples — 3.18%
WH Group Ltd. 1,190,000 921,030
Industrials — 2.78%
Johnson Electric Holdings Ltd. 620,000 804,704
Technology — 2.68%
VTech Holdings Ltd. 98,400 774,892
Total Hong Kong 2,500,626
Iceland — 1.28%
Industrials — 1.28%
Marel HF 83,041 370,546
Total Iceland 370,546
Indonesia — 3.29%
Materials — 3.29%
United Tractors Tbk PT 500,000 952,700
Total Indonesia 952,700
Japan — 11.73%
Consumer Discretionary — 2.15%
Honda Motor Co. Ltd. 25,800 622,021
Consumer Staples — 1.78%
Suntory Beverage & Food Ltd. 13,600 513,539
Industrials — 2.27%
Okuma Corp. 9,100 341,743

VELA International Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Common Stocks — 90.37% - continued Shares Fair Value
Japan — 11.73% - continued
Industrials — 2.27% - continued
OSG Corp. 26,900 $ 313,657
655,400
Materials — 3.30%
Fuji Seal International, Inc. 27,200 296,301
Toray Industries, Inc. 117,000 658,526
954,827
Technology — 2.23%
Nintendo Co. Ltd. 1,500 645,037
Total Japan 3,390,824
Mexico — 3.92%
Consumer Staples — 3.92%
Gruma SAB de CV 44,300 489,214
Kimberly-Clark de Mexico SAB de CV 475,000 644,911
1,134,125
Total Mexico 1,134,125
Netherlands — 7.00%
Communications — 2.00%
Koninklijke KPN NV 163,000 579,820
Financials — 2.67%
ING Groep NV 78,200 770,188
Health Care — 0.50%
Koninklijke Philips NV 6,800 145,811
Industrials — 1.83%
Boskalis Westminster 15,800 529,167
Total Netherlands 2,024,986
Sweden — 4.32%
Financials — 2.24%
Svenska Handelsbanken AB, Class A 75,600 648,901
Industrials — 2.08%
Loomis AB 24,600 600,878
Total Sweden 1,249,779
Switzerland — 4.86%
Consumer Discretionary — 2.66%
Cie Financiere Richemont SA 3,200 344,213
Swatch Group AG (The) 1,800 427,583
771,796

VELA International Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
Common Stocks — 90.37% - continued Shares Fair Value
Switzerland — 4.86% - continued
Health Care — 2.20%
Roche Holding AG 1,900 $ 635,190
Total Switzerland 1,406,986
United Kingdom — 11.12%
Communications — 3.07%
Informa PLC
(a)
64,000 413,469
WPP PLC 46,900 473,737
887,206
Consumer Staples — 4.55%
Associated British Foods PLC 34,200 659,894
British American Tobacco PLC 15,300 655,808
1,315,702
Materials — 1.45%
DS Smith PLC 124,000 419,956
Technology — 2.05%
Serco Group PLC 280,000 593,852
Total United Kingdom 3,216,716
TOTAL  COMMON STOCKS
  (Cost $27,447,192) 26,138,549
Money Market Funds - 8.23%
Federated Hermes Treasury Obligations Fund, Institutional Shares,
1.37%
(b)
2,382,018 2,382,018
TOTAL MONEY MARKET FUNDS
    (Cost $2,382,018) 2,382,018
Total Investments — 98.60%
    (Cost $29,829,210) 28,520,567
Other Assets in Excess of Liabilities  —  1.40% 405,138
Net Assets — 100.00% $ 28,925,705
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of June 30, 2022.

VELA Income Opportunities Fund
Schedule of Investments
June 30, 2022 - (Unaudited)
16
Common Stocks — 93.69% Shares Fair Value
Communication Services — 3.96%
Comcast Corp., Class A 9,546 $ 374,585
Omnicom Group, Inc. 5,922 376,698
751,283
Communications — 1.96%
Verizon Communications, Inc. 7,336 372,302
Consumer Discretionary — 16.71%
Genuine Parts Co. 2,803 372,799
Hanesbrands, Inc. 43,647 449,127
Home Depot, Inc. (The) 1,373 376,572
Polaris, Inc.
(a)
3,752 372,499
Starbucks Corp. 4,939 377,290
TJX Cos., Inc. (The)
(a)
4,989 278,636
Vail Resorts, Inc. 863 188,177
VF Corp. 10,598 468,113
Wendy's Co. (The) 15,129 285,636
3,168,849
Consumer Staples — 13.04%
Coca-Cola Co. (The)
(a)
6,020 378,718
Flowers Foods, Inc. 18,332 482,497
Kraft Heinz Co. (The)
(a)
12,376 472,021
Mondelez International, Inc., Class A 6,133 380,798
PepsiCo, Inc. 2,287 381,152
Sysco Corp.
(a)
4,443 376,367
2,471,553
Energy — 4.80%
Baker Hughes Co. 9,346 269,819
Civitas Resources, Inc.
(a)
5,107 267,045
Suncor Energy, Inc.
(a)
10,622 372,514
909,378
Financials — 12.39%
Ally Financial, Inc. 5,581 187,019
Axis Capital Holdings Ltd. 3,281 187,312
Bank OZK 10,061 377,589
Community Trust Bancorp, Inc. 6,918 279,764
JPMorgan Chase & Co. 1,660 186,933
Mercury General Corp. 8,511 377,037
Prudential Financial, Inc.
(a)
2,938 281,108
Washington Trust Bancorp, Inc. 9,727 470,496
2,347,258
Health Care — 9.52%
Abbott Laboratories 2,612 283,794
AbbVie, Inc.
(a)
2,592 396,991
Johnson & Johnson 2,122 376,676
Medtronic PLC 5,178 464,725
National HealthCare Corp. 4,020 280,998
1,803,184

VELA Income Opportunities Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
17
Common Stocks — 93.69% - continued Shares Fair Value
Industrials — 11.92%
BWX Technologies, Inc. 5,178 $ 285,256
Greenbrier Cos., Inc. (The) 13,154 473,413
Johnson Controls International PLC 5,824 278,853
Norfolk Southern Corp. 1,656 376,392
Northrop Grumman Corp. 595 284,749
Stanley Black & Decker, Inc. 1,769 185,497
United Parcel Service, Inc., Class B
(a)
2,048 373,842
2,258,002
Information Technology — 3.97%
Intel Corp. 10,039 375,559
Texas Instruments, Inc.
(a)
2,454 377,057
752,616
Materials — 5.93%
Linde PLC
(a)
982 282,354
RPM International, Inc. 4,756 374,392
Scotts Miracle-Gro Co. (The) 5,903 466,279
1,123,025
Real Estate — 2.95%
Realty Income Corp. 4,220 288,057
Simon Property Group, Inc. 2,864 271,851
559,908
Technology — 2.98%
Cisco Systems, Inc.
(a)
4,390 187,190
Fidelity National Information Services,
Inc. 4,115 377,222
564,412
Utilities — 3.56%
Exelon Corp. 8,510 385,673
NorthWestern Corp. 4,904 288,993
674,666
TOTAL  COMMON STOCKS
  (Cost $18,793,268) 17,756,436
Preferred Stocks — 2.60% Shares Fair Value
Financials — 2.60%
Arch Capital Group Ltd., Series G,
4.55% 12,213 235,100
First Republic Bank, Series J, 4.70% 1,100 21,406
SVB Financial Group, Series A, 5.25% 10,431 235,428
TOTAL  PREFERRED STOCKS
  (Cost $475,427) 491,934
Money Market Funds - 5.56% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
1.37%
(b)
1,052,830 1,052,830
TOTAL MONEY MARKET FUNDS
    (Cost $1,052,830) 1,052,830

VELA Income Opportunities Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
18
Total Investments — 101.85%
    (Cost $20,321,525) $ 19,301,200
Liabilities in Excess of Other Assets  —  (1.85)% (351,119)
Net Assets — 100.00% $ 18,950,081
(a) All or a portion of the security is held as collateral for written options.
(b) Rate disclosed is the seven day effective yield as of June 30, 2022.

VELA Income Opportunities Fund
Schedule of Open Written Option Contracts
June 30, 2022 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.22)%
AbbVie, Inc. (20) $ (306,320) $ 170.00 January 2023 $ (10,200)
Cisco Systems, Inc. (30) (127,920) 50.00
October
2022 (1,230)
Civitas Resources, Inc. (10) (52,290) 85.00
October
2022 (500)
Coca-Cola Co. (The) (22) (138,402) 72.50
November
2022 (1,309)
Kraft Heinz Co. (The) (60) (228,840) 42.50 January 2023 (8,489)
Linde PLC (3) (86,259) 360.00
October
2022 (480)
Polaris, Inc. (23) (228,344) 125.00
September
2022 (3,048)
Prudential Financial, Inc. (20) (191,360) 115.00
November
2022 (3,050)
Suncor Energy, Inc. (60) (210,420) 45.00
September
2022 (3,750)
Suncor Energy, Inc. (25) (211,775) 100.00
November
2022 (4,688)
Texas Instruments, Inc. (8) (122,920) 200.00
September
2022 (160)
TJX Cos., Inc. (The) (14) (78,190) 75.00
October
2022 (336)
United Parcel Service, Inc. (16) (292,064) 210.00
October
2022 (5,016)
Total Written Options (Premiums Received $57,132) $ (42,256)